Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2017		2016
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ (231,212)	7.63%	$ 155,137	3.06%
British pound	883,289	(29.15)	494,366	9.76
Canadian dollar	41,534	(1.37)	27,194	0.54
Euro	(3,250,736)	107.28	2,612,792	51.58
Hong Kong dollar	54,865	(1.81)	38,547	0.76
Japanese yen	539,509	(17.80)	476,214	9.40
Korean won	161,165	(5.32)	243,382	4.81
Norwegian krone	(186,465)	6.15	(89,811)	(1.77)
Polish zloty	52,304	(1.73)	(42,931)	(0.85)
Singapore dollar	8,342	(0.28)	(4,223)	(0.08)
South African rand	15,268	(0.50)	15,831	0.31
Swedish krona	(168,244)	5.55	(117,247)	(2.31)
Turkish lira	(190,548)	6.29	(36,868)	(0.73)
U.S. dollar	(759,342)	25.06	1,292,683	25.52

Total	$ (3,030,271)	100.00%	$ 5,065,066	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2017

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 2,574,139	$ (5,623)	$ 81,960	$ (348,630)	$ 2,301,846
Grains	-	(5,320)	115,675	(53,100)	57,255
Interest rates	378,696	(2,318,631)	285,175	(58,559)	(1,713,319)
Livestock	-	-	1,260	(7,840)	(6,580)
Metals	2,596,495	(13,943)	5,056	(2,767,861)	(180,253)
Softs	85,170	(1,410)	11,813	(73,209)	22,364
Stock indices	1,859,712	(1,338,118)	247,718	(416,499)	352,813

Total futures contracts	7,494,212	(3,683,045)	748,657	(3,725,698)	834,126

Forward currency contracts	1,857,705	(1,298,906)	712,658	(5,135,854)	(3,864,397)

Total futures and
forward currency contracts	$ 9,351,917	$ (4,981,951)	$ 1,461,315	$ (8,861,552)	$ (3,030,271)

Fair Value of Futures and Forward Currency Contracts at December 31, 2016

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 79,741	$ (16,072)	$ 23,290	$ (117,128)	$ (30,169)
Grains	-	(2,530)	89,139	(57,725)	28,884
Interest rates	2,585,506	(349,679)	89	(31,475)	2,204,441
Livestock	1,910	-	-	(2,700)	(790)
Metals	659,138	(532,399)	453,344	(232,913)	347,170
Softs	240	(9,850)	70,445	(77,651)	(16,816)
Stock indices	1,809,601	(628,745)	20,868	(331,013)	870,711

Total futures contracts	5,136,136	(1,539,275)	657,175	(850,605)	3,403,431

Forward currency contracts	466,082	(1,149,281)	2,847,995	(503,161)	1,661,635

Total futures and
forward currency contracts	$ 5,602,218	$ (2,688,556)	$ 3,505,170	$ (1,353,766)	$ 5,065,066

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2017	2016	2015

Futures contracts:
Energies	$ (2,600,361)	$ (6,966,567)	$ 8,983,430
Grains	(2,041,657)	2,781,648	(2,597,497)
Interest rates	(1,369,247)	14,988,237	7,669,389
Livestock	(102,040)	55,290	159,030
Metals	(241,212)	(1,111,367)	5,411,115
Softs	878,322	(942,605)	779,782
Stock indices	34,847,775	17,402,260	(87,413)

Total futures contracts	29,371,580	26,206,896	20,317,836

Forward currency contracts	(11,621,226)	8,748,158	51,738

Total futures and forward currency contracts	$ 17,750,354	$ 34,955,054	$ 20,369,574

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2017		2016		2015
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 21,863,824	$ 19,092,581	$ 9,908,768	$ 10,663,625	$ 1,449,651	$ 19,980,201
Grains	171,032	23,193,037	3,483,270	16,076,288	4,514,320	9,729,741
Interest rates	434,963,631	21,196,779	465,765,592	7,201,812	443,862,760	19,265,790
Livestock	304,916	833,972	55,860	1,364,840	312,778	1,891,970
Metals	15,578,592	10,252,121	8,167,515	14,594,787	2,425,751	25,691,322
Softs	833,150	4,558,494	2,494,206	1,866,875	2,068,245	4,421,026
Stock indices	186,976,073	17,329,415	133,506,586	11,752,950	139,974,824	10,986,473

Total futures
contracts	660,691,218	96,456,399	623,381,797	63,521,177	594,608,329	91,966,523

Forward currency
contracts	85,663,247	120,741,789	88,043,150	102,066,994	56,830,540	97,872,490

Total average
notional	$ 746,354,465	$ 217,198,188	$ 711,424,947	$ 165,588,171	$ 651,438,869	$ 189,839,013

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2017

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 2,789,663	$ (1,606,389)	$ 1,183,274
Total assets	$ 2,789,663	$ (1,606,389)	$ 1,183,274

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Futures contracts
Counterparty I	$ 5,802,354	$ (5,453,206)	$ 349,148
Total futures contracts	5,802,354	(5,453,206)	349,148

Forward currency contracts
Counterparty G	2,732,822	(1,041,485)	1,691,337
Counterparty H	3,701,938	(1,528,878)	2,173,060
Total forward currency contracts	6,434,760	(2,570,363)	3,864,397

Total liabilities	$ 12,237,114	$ (8,023,569)	$ 4,213,545

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,183,274	$ -	$ (1,183,274)	$ -

Total	$ 1,183,274	$ -	$ (1,183,274)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 1,691,337	$ -	$ (1,691,337)	$ -
Counterparty H	2,173,060	-	(2,173,060)	-
Counterparty I	349,148	-	(349,148)	-

Total	$ 4,213,545	$ -	$ (4,213,545)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2017.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2016

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 3,694,763	$ (1,127,511)	$ 2,567,252
Counterparty I	2,098,548	(1,262,369)	836,179
Total futures contracts	5,793,311	(2,389,880)	3,403,431

Forward currency contracts
Counterparty G	1,572,076	(681,507)	890,569
Counterparty H	1,742,001	(970,935)	771,066
Total forward currency contracts	3,314,077	(1,652,442)	1,661,635

Total assets	$ 9,107,388	$ (4,042,322)	$ 5,065,066

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 2,567,252	$ -	$ (2,567,252)	$ -
Counterparty G	890,569	-	-	890,569
Counterparty H	771,066	-	-	771,066
Counterparty I	836,179	-	(836,179)	-

Total	$ 5,065,066	$ -	$ (3,403,431)	$ 1,661,635

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2016.